Taxes Payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of taxes payables [Line Items]
Current tax liabilities	R$ 323,953	R$ 254,455
Current	125,055	142,168
Non-current	198,898	112,287
Tax transaction [Member]
Disclosure of taxes payables [Line Items]
Current tax liabilities	230,214	0
Government installment payment program [Member]
Disclosure of taxes payables [Line Items]
Current tax liabilities	0	157,970
Social Integration Program (" PIS ") and Contribution to Social Security Financing (" COFINS ") [Member]
Disclosure of taxes payables [Line Items]
Current tax liabilities	419	4,231
Withholding income tax [Member]
Disclosure of taxes payables [Line Items]
Current tax liabilities	80,868	76,520
Import taxes [Member]
Disclosure of taxes payables [Line Items]
Current tax liabilities	9,497	13,483
Other taxes payable [Member]
Disclosure of taxes payables [Line Items]
Current tax liabilities	R$ 2,955	R$ 2,251